Warrant Liabilities (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 05, 2022	Dec. 22, 2021	Mar. 31, 2022	Jan. 31, 2022	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Common stock par value			$ 0.086			$ 0.086		$ 0.086	$ 0.086
Warrant exercise price								0.01
Number of shares issued					2,070,000
Preferred stock par value			$ 0.086			$ 0.086		$ 0.086	$ 0.086
Unrealized losses		$ 17,652,808						$ 17,652,808
Unrealized gain						$ 14,572,126
Derivative liability			$ 23,660,144			23,660,144		37,652,808
Derivative liability measured at fair value						1,525,923
Unrealized gain						(15,518,587)		17,408,311
Series B Warrant Liability [Member]
Derivative liability			23,080,682			23,080,682
Unrealized gain						(31,980,437)
Securities Purchase Agreement [Member]
Common stock par value		$ 0.086
Aggregate purchase price of common shares, preferred shares and warrants								$ 20,000,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Warrant issued	244,539
Warrant exercise price	$ 4.09
Derivative liability			$ 579,463			579,463
Warrant term	5 years
Derivative liability measured at fair value	$ 1,525,923
Unrealized gain						$ 946,461
Securities Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Shares converted		9,076
Preferred stock par value		$ 0.086
Share price per share		1,000
Preferred stock conversion price		4.09
Common Stock [Member]
Number of shares issued			6,000			2,670,892	1,800,000	1,800,000
Common Stock [Member] | Private Placement [Member]
Number of shares issued				2,670,892
Common Stock [Member] | Securities Purchase Agreement [Member]
Warrant exercise price		$ 4.09
Number of shares issued		2,670,892
Shares issued upon conversion		2,219,084
Common Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Warrant issued		9,779,952